Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Estimate of fair value | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility	$ 27.7	$ 0
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility	$ 27.7	$ 0